Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	485,613	$ 27,942,172

Air Freight & Logistics - 1.1%
FedEx Corp.	178,078	44,790,179

Automobiles - 1.3%
Tesla, Inc. (A)	117,749	50,515,498

Beverages - 2.4%
Constellation Brands, Inc., Class A	279,383	52,945,872
Monster Beverage Corp. (A)	554,299	44,454,780

		97,400,652

Biotechnology - 3.1%
Biogen, Inc. (A)	67,229	19,071,523
Sarepta Therapeutics, Inc. (A)	135,910	19,085,841
Seattle Genetics, Inc. (A)	184,921	36,187,191
Vertex Pharmaceuticals, Inc. (A)	177,903	48,410,964

		122,755,519

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	530,207	45,873,510

Capital Markets - 0.6%
S&P Global, Inc.	71,768	25,879,541

Chemicals - 1.7%
PPG Industries, Inc.	284,150	34,689,032
Sherwin-Williams Co.	48,935	34,094,972

		68,784,004

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	313,903	33,010,039

Construction Materials - 0.7%
Vulcan Materials Co.	214,215	29,034,701

Consumer Finance - 1.1%
American Express Co.	458,479	45,962,520

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	389,078	23,146,250

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	217,586	26,008,054
Zebra Technologies Corp., Class A (A)	107,904	27,241,444

		53,249,498

Entertainment - 1.9%
Activision Blizzard, Inc.	521,134	42,185,798
Walt Disney Co.	283,366	35,160,053

		77,345,851

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	207,783	50,227,385

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	139,259	49,436,945

Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	504,921	40,605,747
Becton Dickinson & Co.	130,287	30,315,179
Danaher Corp.	68,732	14,800,062

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	402,259	$ 32,108,313
Teleflex, Inc.	90,603	30,843,073

		148,672,374

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	304,817	95,032,796

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	194,979	42,795,941
Penn National Gaming, Inc. (A)	361,616	26,289,483

		69,085,424

Household Products - 1.5%
Procter & Gamble Co.	434,754	60,426,458

Interactive Media & Services - 8.2%
Alphabet, Inc., Class A (A)	105,142	154,096,115
Facebook, Inc., Class A (A)	668,834	175,167,625

		329,263,740

Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (A)	90,182	283,958,769

IT Services - 10.4%
EPAM Systems, Inc. (A)	120,477	38,947,805
FleetCor Technologies, Inc. (A)	172,613	41,099,155
Global Payments, Inc.	262,183	46,558,457
GoDaddy, Inc., Class A (A)	494,783	37,588,665
Leidos Holdings, Inc.	268,608	23,946,403
Mastercard, Inc., Class A	310,770	105,093,091
PayPal Holdings, Inc. (A)	404,523	79,703,167
Square, Inc., Class A (A)	210,755	34,258,225
Visa, Inc., Class A	57,884	11,575,063

		418,770,031

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	155,204	68,525,670

Machinery - 1.5%
Illinois Tool Works, Inc.	170,974	33,033,887
Nordson Corp.	148,882	28,558,545

		61,592,432

Pharmaceuticals - 2.2%
Eli Lilly & Co.	437,356	64,737,435
Horizon Therapeutics PLC (A)	280,274	21,771,684

		86,509,119

Professional Services - 0.7%
Equifax, Inc.	166,586	26,137,343

Road & Rail - 0.5%
Uber Technologies, Inc. (A)	563,787	20,566,950

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	714,433	58,576,362
Entegris, Inc.	445,898	33,148,057
KLA Corp.	165,147	31,995,580
Marvell Technology Group, Ltd.	1,004,405	39,874,878
Micron Technology, Inc. (A)	649,944	30,521,370
Teradyne, Inc.	352,247	27,989,547

		222,105,794

Software - 16.9%
Adobe, Inc. (A)	201,365	98,755,437
DocuSign, Inc. (A)	107,329	23,101,494

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	279,045	$ 29,096,022
Microsoft Corp.	1,362,189	286,509,213
salesforce.com, Inc. (A)	423,782	106,504,892
ServiceNow, Inc. (A)	112,765	54,691,025
SS&C Technologies Holdings, Inc.	435,903	26,380,850
Workday, Inc., Class A (A)	259,872	55,906,263

		680,945,196

Specialty Retail - 1.7%
TJX Cos., Inc.	1,233,426	68,640,157

Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	3,284,383	380,364,395

Textiles, Apparel & Luxury Goods - 4.0%
NIKE, Inc., Class B	532,828	66,891,227
PVH Corp.	491,490	29,312,464
Under Armour, Inc., Class C (A)	2,245,322	22,093,968
VF Corp.	627,458	44,078,925

		162,376,584

Total Common Stocks (Cost $2,399,446,809)		4,028,327,496

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2020, to be repurchased at $7,336,994 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $7,483,741.

$ 7,336,994	$ 7,336,994

Total Repurchase Agreement (Cost $7,336,994)	7,336,994

Total Investments (Cost $2,406,783,803)	4,035,664,490
Net Other Assets (Liabilities) - (0.1)%	(4,107,111)

Net Assets - 100.0%	$ 4,031,557,379

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,028,327,496	$—	$—	$4,028,327,496
Repurchase Agreement	—	7,336,994	—	7,336,994

Total Investments	$4,028,327,496	$7,336,994	$—	$4,035,664,490

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 3